DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
UT other liabilities	$ 73,621	$ 0
Provision for compensation for the Board of Directors and Supervisory Committee Supervisory Committee	5,409	0
Justice fee payable	0	47,072
Others	1,644	2,459
Total	80,674	49,531	[1]
Non Current [Abstract]
UT other liabilities	0	0
Provision for compensation for the Board of Directors and Supervisory Committee Supervisory Commitee	0	0
Justice fee payable	0	0
Others	0	0
Total	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)